Earnings per share - Dilutive effect of share units (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Number of equity instruments other than options, expected to vest within one year (in shares)	226,190,000	167,672,000
Number of equity instruments other than options, expected to vest within two years (in shares)	257,511,000	192,734,000
Number of equity instruments other than options, expected to vest within three years (in shares)	114,500,000	226,027,000
Number of equity instruments other than options, expected to vest within four years (in shares)	1,176,000	2,595,000
Number of equity instruments other than options, expected to vest over four years (in shares)	308,000	173,000
Number of equity instruments other than options, expected to vest (in shares)	599,685,000	589,201,000
Dilutive effect (in shares)	284,908,000	244,886,000